Supplement dated May 1, 2024, to the following Statements of Additional Information, each as may have been previously amended or supplemented:

American Beacon Developing World Income Fund

American Beacon NIS Core Plus Bond Fund

Statements of Additional Information dated June 1, 2023

American Beacon ARK Transformational Innovation Fund

American Beacon Shapiro Equity Opportunities Fund

American Beacon Shapiro SMID Cap Equity Fund

American Beacon SSI Alternative Income Fund

American Beacon TwentyFour Strategic Income Fund

American Beacon TwentyFour Sustainable Short Term Bond Fund

Statements of Additional Information dated November 1, 2023

American Beacon FEAC Floating Rate Income Fund

American Beacon SiM High Yield Opportunities Fund

American Beacon The London Company Income Equity Fund

Statements of Additional Information dated January 1, 2024

American Beacon Balanced Fund

American Beacon Garcia Hamilton Quality Bond Fund

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Small Cap Value Fund

American Beacon EAM International Small Cap Fund

Statements of Additional Information dated March 1, 2024

American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL Multi-Alternatives Fund

American Beacon AHL TargetRisk Fund

American Beacon Stephens Mid-Cap Growth Fund

American Beacon Stephens Small Cap Growth Fund

Statements of Additional Information dated May 1, 2024

Effective May 1, 2024, the following changes are made to each Statement of Additional Information referenced above:

I.	Under the heading “Trustees and Officers of the Trust - Principal Officers of the Trust,” the information regarding Mr. Jeffrey K. Ringdahl is deleted.

II.	Under the heading “Trustees and Officers of the Trust - Principal Officers of the Trust,” the information regarding Ms. Rebecca L. Harris and Mr. Gregory Stumm is deleted and replaced with the following:

Name and Year of Birth	Position and Length of Time Served on the American Beacon Funds and American Beacon Select Funds	Position and Length of Time Served on the American Beacon Institutional Funds Trust	Principal Occupation(s) and Directorships During Past 5 Years
Rebecca L. Harris (1966)	President Since May 2024 Vice President 2022-2024	President Since May 2024 Vice President 2022-2024	Director (2024-Present), President (2024-Present), Chief Executive Officer (2024-Present), Senior Vice President (2021-2024), Vice President (2011-2021), American Beacon Advisors, Inc.; Director (2024-Present), President (2024-Present), Chief Executive Officer (2024-Present), Senior Vice President (2021-2024), Vice President (2017-2021), Resolute Investment Managers, Inc.; Director (2024-Present), President (2024-Present), Chief Executive Officer (2024-Present), Senior Vice President (2021-2024), Vice President (2017-2021), Resolute Investment Services, Inc.; Vice President, Alpha Quant Advisors, LLC (2016-2020); Vice President (2018-2022), Director (2022) Continuous Capital, LLC; Director (2022-Present) National Investment Services of America, LLC; Director (2022-Present) RSW Investments Holdings LLC; Director (2022-Present) Shapiro Capital Management LLC; Director (2022-Present) SSI Investment Management LLC; Assistant Secretary, American Beacon Sound Point Enhanced Income Fund (2018-2021); Assistant Secretary, American Beacon Apollo Total Return Fund (2018-2021); Assistant Secretary, American Beacon Funds (2010 – 2022); Assistant Secretary, American Beacon Select Funds (2010 – 2022); Assistant Secretary, American Beacon Institutional Funds Trust (2017 – 2022).
Gregory Stumm (1981)	Vice President since 2022	Vice President since 2022	Senior Vice President, American Beacon Advisors, Inc. (2022-Present); Senior Vice President, Resolute Investment Managers, Inc. (2022-Present); Senior Vice President, Resolute Investment Services, Inc. (2022-Present); President (2024-Present), Chief Executive Officer (2024-Present), Director (2022-Present), Senior Vice President (2022-2024), Resolute Investment Distributors, Inc.; Director (2024-Present), National Investment Services of America, LLC; Director (2024-Present), RSW Investments Holdings LLC; Director (2024-Present), Shapiro Capital Management LLC; Director (2024-Present), SSI Investment Management LLC.

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